Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services
The amounts paid to directors and officers for their roles as executives in 2022, 2021 and 2020 included in “Personnel expenses” are shown below:

	2022	2021	2020
Directors’ and officers’ compensation	(5,705)	(2,784)	(2,582)

Summary of related parties of officers fund

	2022	2021
Personnel current liabilities	912	1,852
Personnel non-current liabilities	350	3,029
	1,262	4,881

Summary of Amounts Recognized In The Statement of Financial Position	The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2022	2021
Right-of-use assets	18,122	12,624
(-) Depreciation of right-of-use assets	(2,833)	(4,469)
Right-of-use assets	15,289	8,155
Lease liabilities (current) (a)	2,243	951
Lease liabilities (non-current) (a)	13,851	6,913
Lease liabilities	16,094	7,864

	2022	2021
Related party lease - Santiago
Lease liabilities (current)	502	322
Lease liabilities (non-current)	3,078	2,093

Summary of Amounts Recognized In The Statement of Profit Or Loss
Amounts recognized in the Consolidated Income Statement

	2022	2021	2020
Depreciation of right-of-use assets (b)	(2,405)	(1,201)	(1,026)
Interest on lease liabilities (b)	(1,807)	(1,022)	(869)
Principal paid	(1,652)	(832)	(893)

	2022	2021
Related party lease - Santiago
Principal paid	425	26
Depreciation of right-of-use assets	481	35
Interest on lease liabilities	73	5